GOING CONCERN (Details) ¥ in Millions			12 Months Ended
	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Net loss			$ (161,898,979)	$ (25,293,145)	$ (93,570,188)
Negative cash flows from operations			$ (9,873,748)	$ (5,826,386)	$ (33,531,299)
Subsequent event [Member]
Proceeds from Short-term Debt	$ 11,100,000	¥ 70.0